Supplemental Cash Flow Information(Table)	12 Months Ended
Dec. 31, 2018
Statement Of Cash Flows Abstract [Abstract]
Disclosure Of Cash And Cash Equivalents Explanatory

Cash and cash equivalents as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Cash	￦	2,167,911	￦	2,186,035
Checks with other banks		430,253		872,166
Due from Bank of Korea		8,981,665		9,098,891
Due from other financial institutions		8,237,996		8,117,398

Sub-total		19,817,825		20,274,490

Due from financial institutions at fair value through profit or loss		—		381,718

		19,817,825		20,656,208

Restricted cash from financial institutions		(10,613,089)		(12,347,627)

Due from financial institutions with original maturities over three months		(799,838)		(1,665,765)

Sub-total		(11,412,927)		(14,013,392)

Total	￦	8,404,898	￦	6,642,816

Schedule Of Other Significant Noncash Transactions Text Block [Text Block]

Significant non-cash transactions for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Decrease in loans due to the write-offs	￦	1,399,315	￦	1,033,056	￦	1,079,435
Changes in accumulated other comprehensive income due to valuation of financial investments		(47,871)		89,117		—
Changes in accumulated other comprehensive income due to valuation of financial investments at fair value through other comprehensive income		—		—		119,182
Decrease in accumulated other comprehensive income from measurement of investment securities in associates		(7,093)		100,735		(3,733)
Changes in shares of investment in associate due to KB Insurance Co., Ltd.’s inclusion of the consolidation scope		—		(1,417,397)		—
Changes in shares of investment in associate due to Hyundai Securities Co., Ltd.’s inclusion of the consolidation scope		(1,459,604)		—		—
Changes in other payables due to treasury stock trust agreement, etc.		—		18,802		6,678

Schedule Of Cash Flow Supplemental Disclosures Table Text Block [Text Block]

Cash inflows and outflows from income tax, interests and dividends for the year December 31, 2016, 2017 and 2018, are as follows:

	Activity	2016		2017		2018
		(In millions of Korean won)
Income tax paid	Operating	￦	231,786	￦	646,802	￦	759,013
Interest received	Operating		10,208,678		11,243,363		12,346,795
Interest paid	Operating		3,707,653		3,444,715		4,069,935
Dividends received	Operating		132,654		229,289		222,670
Dividends paid	Financing		378,625		497,969		766,728

Disclosure of reconciliation of liabilities arising from financing activities [text block]

Changes in liabilities arising from financing activities

Changes in liabilities and assets that arising from financing activities for the year ended December 31, 2018 are as follows:

	2018
					Non-cash changes
	Beginning		Net cash flows		Acquisition (Disposal)		Changes in foreign exchange rates		Changes in fair value		Business Combination		Other changes		Ending
	(In millions of Korean won)
Derivatives held for hedging[1]	￦	(202,421)	￦	15,044	￦	—	￦	—	￦	195,426	￦	—	￦	—	￦	8,049
Debts		28,820,928		4,216,014		—		178,543		—		(8,487)		(202,164)		33,004,834
Debentures		44,992,724		8,422,959		—		173,760		4,176		(355,800)		40,878		53,278,697
Other payables from trust accounts		5,018,031		267,077		—		—		—		—		—		5,285,108
Others		325,437		(185,894)		17,664		7,242		—		—		2,679		167,128

Total	￦	78,954,699	￦	12,735,200	￦	17,664	￦	359,545	￦	199,602	￦	(364,287)	￦	(158,607)	￦	91,743,816

[1]	Derivatives held for hedging purposes are the net amount after offsetting liabilities from assets

The net cash inflow associated with the change of the subsidiaries for the year ended December 31, 2018 was ￦188,140 million.